In accordance with Rule 202 of Regulation S-T, this Form TA-W is being filed in paper pursuant to a continuing hardship exemption.

[redacted]

07007266

UNITED STATES
SECURITIES AND
EXCHANGE COMMISSION
Washington, D.C. 20549

OMB Approval	
OMB Number:	3235-0151
Expires:	July 31, 2008
Estimated average burden hours per response	0.5

FORM TA-W

NOTICE OF WITHDRAWAL FROM REGISTRATION AS TRANSFER AGENT PURSUANT TO SECTION 17A OF THE SECURITIES EXCHANGE ACT OF 1934

Form Version: 1.0.0

☑ Check to show blank box for printing

1(a).Filer CIK: 1(b).Filer CCC:

RECEIVED
2007 DEC -7 PM 5:08
SEC / MR

1(c). Live/Test Filing? ○ Live ○ Test

1(d). Return Copy? ☐ Yes

The registrant may provide a single e-mail address for contact purposes.

1(e)(i). Contact Name:	1(e)(ii).Contact phone Number:	1(e)(iii).Contact E-mail Address:
George E. Ponticas	410-266-5556	george.ponticas@sonex-na.com

The registrant may provide additional e-mail addresses for those persons the filer would like to receive notification e-mails regarding the filing.

1(f).Notification E-mail Address:

PROCESSED
FEB 05 2008
THOMSON FINANCIAL

---

2. Transfer Agent File No.: 084 - 1951

3. Full name of registrant:

Sonex Research, Inc.

4. Name under which transfer agent activities are conducted, if different from above:

SEC 1669 (12-06)

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

FC
12/7/07

5. Address of registrants principle place of business:

5(a).Address1

23 Hudson Street

5(b).Address2

5(c).City

Annapolis

5(d).State or Country

MD

5(e).Postal Code

21401

6. Furnish registrant's reasons for ceasing the performance of transfer agent functions or for otherwise requesting withdrawal of its registration:

No more clients.

7. Furnish the last date registrant performed transfer agent functions as defined by Section 3(a)(25) of the Act for any security, including debt and equity, registered under Section 12 of the Act or which would be required to be registered except for the exemption from registration provided by paragraph (g)(2)(B) or (g)(2)(G) of that section.

9/30/07

7(a). Does registrant have any intention of performing in the near future a transfer agent function for any such security?

O Yes ⊗ No

8. Is registrant directly or indirectly involved in any legal actions or proceedings or aware of any potential claims against it in connection with its performance of transfer agent functions for any security?

O Yes ⊗ No

8(a). If so, furnish complete information with respect to each:

8(a)(i). Individual named in the action or claim:

8(a)(ii). Title of the action or claim:

8(a)(iii). Action date:

8(a)(iv). Court or body name and location:

8(a)(v). Description of the action or claim:

8(a)(vi). Disposition of action or claim:

9. Are there any unsatisfied judgments or liens against registrant arising out of its performance of transfer agent functions for any security?

O Yes ☒ No

9(a). If so, furnish complete information regarding each judgment or lien.

9(a)(i). Individual named in the action or claim:

9(a)(ii). Title of the action or claim:

9(a)(iii). Action date:

9(a)(iv). Court or body name and location:

9(a)(v). Description of the action or claim:

9(a)(vi). Disposition of action or claim:

10. For each issue for which registrant acted as transfer agent and for any issues for which registrant assumed transfer agent functions since the last amendment to Form TA-1, furnish:

10(a). Is there a successor transfer agent?

☒ Yes O No

10(b). Name of successor transfer agents:

Corporate Stock Transfer, Inc.

10(c). Address:

10(c)(i).Address 1

3200 Cherry Creek Drive South

10(c)(ii).Address 2

Suite 430

10(c)(iii).City

Denver

10(c)(iv).State or Country

CO

10(c)(v).Postal Code

80209

10(d). Is the successor transfer agent registered as a transfer agent pursuant to the Act?

Ox Yes O No

11. For each issue for which registrant acted as transfer agent and for any issues for which registrant assumed transfer agent functions since the last amendment to Form TA-1, furnish: name(s) and address(es) of the person(s) who has or will have custody or possession of the books and records which the registrant maintained in connection with its performance of transfer agent functions.

11(a). Name of Custodian

George E. Ponticas, CFO & Secretary

11(b). Address:

11(b)(i).Address 1

Sonex Research, Inc.

11(b)(ii).Address 2

23 Hudson Street

11(b)(iii).City

Annapolis

11(b)(iv).State or Country

MD

11(b)(v).Postal Code

21401

12. Furnish the name(s) and address(es), if different from Item 11, where such books and records will be located.

12(a). Name of Custodian

12(b). Address:

12(b)(i).Address 1

12(b)(ii).Address 2

12(b)(iii).City

12(b)(iv).State or Country

12(b)(v).Postal Code

SIGNATURE: The registrant submitting this Form and its attachments and the person executing it represent that it and all materials filed in connection with it contain a true, correct and complete statement of all required information. Registrant also consents to make the books and records it is required to preserve by Rules 17Ad-6 and 17Ad-7 under the Securities Exchange Act of 1934 (17 CFR 240.17Ad-6 and 240.17Ad-7) available for examination by authorized representatives of the Commission during the period the rules require registrant to preserve such books and records and authorizes the person having custody of such books and records to make them available to such representatives.

13(a).Signature of Official responsible for Form: George E. Fontana	13(b).Telephone number: 410-266-5556
13(c).Title of Signing Officer: CFO & Secretary	13(d).Date signed (Month/Day/Year): 12/5/07

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

DIVISION OF
MARKET REGULATION

June 28, 2007

Rec'd 7/2/07

Mr. George E. Ponticas
Chief Financial Officer and Secretary
Sonex Research, Inc.
23 Hudson Street
Annapolis, MD 21401

Re: Sonex Research, Inc. [File Number: 084-1951]
Incoming letter dated May 31, 2007

Dear Mr. Ponticas:

This letter is to inform you that your written request for a continuing hardship exemption, as provided for in Rule 202 of Regulation S-T, for Form TA-2 has been **granted**. The paper forms you submitted have been received.

This continuing hardship exemption is effective through December 31, 2007. In the event you need to submit additional transfer agent forms (i.e., Forms TA-1, TA-2, or TA-W) or amendments thereto for Sonex Research, Inc., prior to December 31, 2007, you may send paper forms to my attention at the following address:

Securities and Exchange Commission
Division of Market Regulation
Attn: Jerry W. Carpenter
100 F Street NE
Mail Stop 6628
Washington, DC 20549

Include the following notation at the top of any paper form submitted, "In accordance with Rule 202 of Regulation S-T, this (specify form) is being filed in paper pursuant to a continuing hardship exemption" and also include a copy of this letter.

Any transfer agent form filed for Sonex Research, Inc., after December 31, 2007, must be filed electronically on EDGAR unless you apply for and receive another continuing hardship exemption.

Sincerely,

Erik R. Sirri
Director
Division of Market Regulation

END